FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Summary of contractual maturities of financial liablilities (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Summary of contractual maturities of financial liablilities

	Within 1 year	1-5 years	5+ years	Total
Accounts payable	$205,071	$-	$-	$205,071
Accrued liabilities	95,343	-	-	95,343
Amounts due to related parties	631,158	-	-	631,158
Loans payable	509,950	1,529,912	-	2,039,862
Withholding taxes payable	-	-	140,564	140,564
	$1,441,522	$1,529,912	$140,564	$3,111,998